Cover	Nov. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2023
Entity File Number	0-14942
Entity Registrant Name	PRO-DEX, INC.
Entity Central Index Key	0000788920
Entity Tax Identification Number	84-1261240
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	2361 McGaw Avenue
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	(949)
Local Phone Number	769-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	PDEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false